Document and Entity Information	Jun. 18, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	BANK OF HAWAII CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	1-6887
Entity Tax Identification Number	99-0148992
Entity Address Address Line 1	130 Merchant Street
Entity Address City Or Town	Honolulu
Entity Address State Or Province	HI
Entity Address Postal Zip Code	96813
City Area Code	888
Local Phone Number	643-3888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000046195
Amendment Flag	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BOH
Security Exchange Name	NYSE
Depository Shares, Each Representing 1/40th Interest in a Share of 4.375% Fixed Rate Non-Cumulative Preferred Stock, Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, Each Representing 1/40th Interest in a Share of 4.375% Fixed Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	BOH.PRA
Security Exchange Name	NYSE